UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital World Bond Fund®
Investment portfolio

December 31, 2008
unaudited

Bonds & notes — 92.84%	Principal amount (000)	Value (000)

EUROS — 33.68%
German Government 4.50% 2009	€10,000	US$ 14,107
German Government 5.25% 2011	71,285	105,964
German Government 5.00% 2012	54,590	82,800
German Government 3.75% 2013	46,370	68,487
German Government 4.50% 2013	71,156	107,175
German Government 4.25% 2014	69,020	104,968
German Government 3.50% 2016	31,505	46,033
German Government, Series 6, 4.00% 2016	154,390	231,908
German Government 1.50% 2016[1,2]	20,148	28,727
German Government 3.75% 2017	44,445	65,670
German Government 4.25% 2017	106,300	162,759
German Government, Series 7, 4.00% 2018	139,170	210,476
German Government, Series 8, 4.25% 2018	49,255	75,896
German Government 6.25% 2024	97,600	178,179
German Government 6.25% 2030	38,795	72,392
German Government 5.50% 2031	42,050	72,710
German Government 4.75% 2034	11,435	18,411
German Government 4.75% 2034[1,2]	11,934	17,390
French Government O.A.T. Eurobond 4.00% 2018	46,685	68,342
French Government O.A.T. Eurobond Strip Principal 0% 2019	7,500	7,130
French Government O.A.T. Eurobond 2.25% 2020[1,2]	12,820	18,371
French Government O.A.T. Eurobond 6.00% 2025	39,585	70,619
French Government O.A.T. Eurobond 4.75% 2035	6,000	9,643
Netherlands Government Eurobond 4.00% 2011	15,000	21,609
Netherlands Government Eurobond 4.25% 2013	21,690	31,921
Netherlands Government Eurobond 4.50% 2017	37,665	56,307
Netherlands Government Eurobond 4.00% 2018	10,970	15,838
Netherlands Government Eurobond 7.50% 2023	10,900	21,387
Netherlands Government Eurobond 4.00% 2037	4,550	6,618
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 2013[3]	25,500	37,142
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 2016[3]	60,700	85,827
Belgium (Kingdom of), Series 54, 4.00% 2014	4,330	6,200
Belgium (Kingdom of), Series 43, 4.25% 2014	23,115	33,618
Belgium (Kingdom of), Series 49, 4.00% 2017	37,950	53,947
Dexia Municipal Agency 3.50% 2009[3]	1,428	1,997
Dexia Municipal Agency 4.50% 2017[3]	60,925	85,506
KfW 4.375% 2013	42,625	62,294
Royal Bank of Scotland PLC 4.875% 2009	750	1,040
Royal Bank of Scotland PLC 6.00% 2013	3,460	4,780
Royal Bank of Scotland Group PLC 5.25% 2013	9,650	13,484
Royal Bank of Scotland PLC 4.35% 2017	5,000	5,820
Royal Bank of Scotland PLC 6.934% 2018	5,000	6,806
Royal Bank of Scotland PLC 4.625% 2021[4]	3,000	2,874
Schering-Plough Corp. 5.375% 2014	25,675	33,441
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	8,000	11,185
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	750	994
UniCredito Italiano SpA 3.95% 2016	2,000	2,133
UniCredito Italiano SpA, Series 172, 4.125% 2016[4]	460	577
UniCredito Italiano SpA 5.75% 2017	8,500	10,857
UniCredit SpA 6.70% 2018	4,100	4,611
Société Générale 5.625% 2012	2,000	2,841
Société Générale 4.20% 2012	2,000	2,771
Société Générale 5.25% 2013	8,750	12,439
Société Générale 4.875% 2014[4]	2,250	2,847
Société Générale 4.50% 2019[4]	1,640	2,063
Société Générale 6.999% (undated)[4]	7,350	6,731
Olivetti Finance NV 7.25% 2012	9,830	13,367
Telecom Italia SpA 7.75% 2033	11,790	14,299
Koninklijke KPN NV 6.50% 2016	7,600	10,438
Koninklijke KPN NV 4.75% 2017	13,750	17,114
Bayer AG 5.00% (undated)[4]	24,385	25,388
Rheinische Hypothekenbank Eurobond 4.50% 2013[3]	15,900	22,983
Gaz Capital SA 5.875% 2015	3,250	2,841
Gaz Capital SA 5.875% 2015	10,150	8,874
Gaz Capital SA, Series 13, 6.605% 2018	12,100	9,736
Santander Issuances, SA Unipersonal 5.435% 2017[4]	11,500	14,451
Santander Perpetual, SA Unipersonal 4.375% (undated)[4]	5,840	5,937
Veolia Environnement 4.875% 2013	1,925	2,624
Veolia Environnement 4.375% 2017	5,200	6,168
Veolia Environnement 6.125% 2033	7,915	9,691
Irish Government 4.40% 2019	13,100	18,019
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	1,500	1,714
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	13,900	15,883
NGG Finance PLC 6.125% 2011	2,000	2,802
National Grid Transco PLC 4.375% 2020	10,850	12,521
Standard Chartered Bank 5.875% 2017	13,000	15,141
Commerzbank AG 6.125% 2011	5,000	6,960
Commerzbank AG, Series 551, 4.125% 2016[4]	4,150	5,115
Commerzbank Aktiengesellschaft 5.625% 2017[4]	1,500	1,838
Resona Bank, Ltd. 3.75% 2015[4]	5,565	6,681
Resona Bank, Ltd. 4.125% (undated)[2,4]	4,935	3,370
Resona Bank, Ltd 4.125% (undated)[2,4]	2,500	1,707
Merrill Lynch & Co., Inc. 4.625% 2018	12,725	11,342
Saint-Gobain Nederland BV 5.00% 2010	8,000	10,930
Banque Centrale de Tunisie 4.75% 2011	3,100	4,017
Banque Centrale de Tunisie 4.75% 2011	3,750	4,860
Banque Centrale de Tunisie 6.25% 2013	1,350	1,729
Spanish Government 4.20% 2013	7,300	10,593
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	9,560	10,003
TeliaSonera AB 4.75% 2017	8,150	9,895
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,530
GlaxoSmithKline Capital PLC 5.625% 2017	3,500	4,868
GlaxoSmithKline Capital Inc. 4.00% 2025	1,250	1,400
Metro Finance BV 4.625% 2011	7,054	9,787
Italian Government 3.75% 2011	6,695	9,444
Zurich Finance (USA), Inc., Series 8, 4.50% 2014	3,500	4,650
Zurich Finance (USA), Inc., Series 6, 5.75% 2023[4]	3,500	4,221
Barclays Bank PLC 4.50% 2019[4]	7,500	8,706
Bank of Scotland PLC 5.625% 2013	6,100	8,612
Sumitomo Mitsui Banking Corp. 4.375% 2014[4]	2,820	3,854
Sumitomo Mitsui Banking Corp. 4.375% (undated)[4]	5,475	4,420
Bouygues SA 4.375% 2014	5,945	7,397
E.ON International Finance BV 5.75% 2009	750	1,054
E.ON International Finance BV 5.125% 2012	4,205	6,092
PLD International Finance LLC 4.375% 2011	10,450	6,978
Governor and Co. of the Bank of Ireland 6.45% 2010	4,515	6,235
France Télécom 7.25% 2013	4,000	5,971
Volvo Treasury AB 5.00% 2017	5,600	5,854
Munich Re Finance BV 6.75% 2023[4]	4,250	5,547
Northern Rock PLC, Series 7, 4.125% 2017[2,3]	4,650	5,406
Croatian Government 5.00% 2014	4,215	5,366
AT&T Inc. 6.125% 2015	4,000	5,309
Scottish and Southern Energy PLC 6.125% 2013	3,500	5,079
AstraZeneca PLC 4.625% 2010	3,600	5,069
Shinsei Bank, Ltd. 3.75% 2016[4]	4,000	2,307
Shinsei Bank, Ltd. 3.75% 2016[4]	4,790	2,762
FCE Bank PLC 7.125% 2012	5,250	3,987
Austria (Republic of) 4.30% 2017	2,710	3,943
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	3,540
European Investment Bank 4.625% 2020	2,250	3,298
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,004
Deutsche Telekom International Finance BV 8.125% 2012[4]	2,000	2,996
Lafarge 5.375% 2017	3,000	2,920
Bulgaria (Republic of) 7.50% 2013	1,638	2,314
Bulgaria (Republic of) 7.50% 2013	250	353
International Endesa BV 5.375% 2013	1,750	2,434
Delhaize Group 5.625% 2014	2,000	2,269
Renault SA 4.375% 2013	1,900	2,241
Fortum Oyj 4.625% 2010	1,590	2,228
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[4]	1,500	2,079
Tesco PLC 4.75% 2010	1,205	1,693
ENEL SpA 5.625% 2027	1,250	1,494
Edcon (Proprietary) Ltd. 6.579% 2014[4]	2,000	1,129
Edcon (Proprietary) Ltd. 6.579% 2014[4]	500	282
Bank of Tokyo-Mitsubishi, Ltd., Series 13, 3.50% 2015[4]	1,100	1,409
American International Group, Inc. 4.00% 2011	1,600	1,313
Edison SpA 5.125% 2010	750	1,058
Finland (Republic of) 5.75% 2011	500	745
TuranAlem Finance BV, Series 5, 6.25% 2011	1,270	717
NXP BV and NXP Funding LLC 8.068% 2013[4]	1,000	348
NXP BV and NXP Funding LLC 8.625% 2015	1,300	335
iesy Repository GmbH 10.125% 2015	500	589
BNP Paribas 5.25% 2014[4]	250	337
WDAC Intermediate Corp. 8.50% 2014	125	49
		2,994,715

JAPANESE YEN — 9.84%
Japanese Government 1.80% 2010	¥4,880,000	54,602
Japanese Government 1.10% 2011	90,000	1,006
Japanese Government 1.30% 2011	7,247,700	81,502
Japanese Government 1.40% 2012	2,926,000	33,089
Japanese Government 1.50% 2014	12,275,500	140,896
Japanese Government 0.50% 2015[1,2]	4,270,420	40,198
Japanese Government 1.70% 2016	12,863,700	150,908
Japanese Government 1.70% 2017	15,000,250	175,305
Japanese Government 1.20% 2017[1,2]	5,417,800	51,722
Japanese Government 1.20% 2017[1,2]	8,864,295	84,477
Japanese Government 2.30% 2035	1,973,700	23,958
Japanese Government 2.40% 2038	1,601,650	20,000
KfW International Finance Inc. 1.75% 2010	100,000	1,116
KfW 1.35% 2014	716,000	7,888
European Investment Bank 1.40% 2017	721,700	7,759
		874,426

BRITISH POUNDS — 3.20%
United Kingdom 5.75% 2009	£750	1,143
United Kingdom 4.75% 2010	7,000	10,718
United Kingdom 2.50% 2013[1]	7,968	11,805
United Kingdom 5.00% 2014	16,300	26,472
United Kingdom 4.75% 2015	15,600	25,141
United Kingdom 8.00% 2015	600	1,131
United Kingdom 4.00% 2016	2,745	4,284
United Kingdom 2.50% 2016[1]	8,604	12,964
United Kingdom 8.75% 2017	15,855	32,582
United Kingdom 5.00% 2018	5,230	8,807
United Kingdom 4.75% 2020	36,835	60,095
United Kingdom 6.00% 2028	6,350	11,862
United Kingdom 4.75% 2030	17,620	28,603
United Kingdom 4.75% 2038	14,000	24,193
United Kingdom 4.25% 2055	250	415
Abbey National PLC 7.50% (undated)[4]	3,010	3,643
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,6]	2,400	3,389
Tesco PLC 5.50% 2033	2,640	3,361
HSBC Holdings PLC 6.375% 2022[4]	2,000	2,795
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	2,385	2,449
Northern Rock PLC 5.625% 2015[4]	1,000	992
Northern Rock PLC 6.375% 2019	1,000	1,195
Allied Irish Banks, PLC 5.625% 2030[4]	2,000	1,959
Bayer AG, Series 41, 5.625% 2018	1,100	1,532
Commerzbank AG 6.625% 2019	1,000	1,326
UPM-Kymmene Corp. 6.625% 2017	750	861
General Electric Capital Corp. 5.625% 2031	750	854
		284,571

DANISH KRONER — 2.35%
Nykredit 4.00% 2035[3]	DKr168,665	29,100
Nykredit 6.00% 2038[3]	215,739	40,143
Nykredit 5.00% 2038[3]	375,938	68,100
Nykredit 6.00% 2038[3]	144,703	27,129
Nykredit 6.00% 2041[3]	55,772	10,352
Realkredit Danmark, interest only, 6.00% 2038[3]	46,852	8,676
Realkredit Danmark 6.00% 2038[3]	64,658	12,139
Kingdom of Denmark 5.00% 2013	67,170	13,657
		209,296

SWEDISH KRONOR — 1.95%
Swedish Government 5.25% 2011	SKr158,650	21,856
Swedish Government 4.00% 2012[3]	252,000	32,876
Swedish Government 6.75% 2014	256,925	40,497
Swedish Government 4.50% 2015	302,025	43,888
Swedish Government 5.00% 2020	72,640	11,552
Stadshypotek AB 6.00% 2012[3]	79,000	11,126
Nordea Hypotek AB 4.00% 2012[3]	60,000	7,858
European Investment Bank 4.50% 2014	15,000	2,086
AB Spintab 6.00% 2009	12,000	1,539
		173,278

MEXICAN PESOS — 1.65%
United Mexican States Government, Series M, 7.50% 2012	MXN270,000	19,546
United Mexican States Government, Series MI10, 9.50% 2014	290,163	22,665
United Mexican States Government, Series M10, 8.00% 2015	162,500	11,824
United Mexican States Government, Series M10, 7.25% 2016	725,000	50,432
United Mexican States Government, Series M10, 7.75% 2017	127,000	9,093
United Mexican States Government, Series M20, 10.00% 2024	179,900	15,002
United Mexican States Government, Series M30, 10.00% 2036	200,000	17,127
América Móvil, SAB de CV 8.46% 2036	15,000	755
		146,444

AUSTRALIAN DOLLARS — 1.52%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A71,075	53,870
Queensland Treasury Corp., Series 17, 6.00% 2017	80,100	61,575
New South Wales Treasury Corp., Series 14, 5.50% 2014	24,706	18,139
Countrywide Financial Corp. 6.25% 2010	2,000	1,415
		134,999

ISRAELI SHEKELS — 1.38%
Israeli Government 7.00% 2011[2]	ILS 82,720	24,186
Israeli Government 7.50% 2014[2]	62,500	19,465
Israeli Government 5.00% 2015[1,2]	22,820	7,120
Israeli Government 6.50% 2016[2]	70,300	21,035
Israeli Government 5.50% 2017[2]	112,872	31,508
Israeli Government 6.00% 2019[2]	66,720	19,192
		122,506

SOUTH KOREAN WON — 1.02%
South Korean Government 5.25% 2010[2]	KRW21,520,000	17,499
South Korean Government 5.75% 2010[2]	6,915,000	5,715
South Korean Government 5.75% 2013[2]	15,000,000	12,887
South Korean Government 4.25% 2014[2]	25,000,000	19,828
South Korean Government 5.25% 2015[2]	24,335,000	20,301
South Korean Government 5.50% 2017[2]	16,510,470	14,110
		90,340

EGYPTIAN POUNDS — 0.95%
Egypt (Arab Republic of) Treasury Bill, Series 182, 0% 2009	EGP175,400	31,422
Egypt (Arab Republic of) Treasury Bill 0% 2009	550	98
Egypt (Arab Republic of) Treasury Bill 0% 2009	20,775	3,679
Egypt (Arab Republic of) Treasury Bill 0% 2009	60,000	10,554
Egypt (Arab Republic of) Treasury Bill 0% 2009	11,000	1,918
Egypt (Arab Republic of) 9.10% 2010	39,650	7,016
Egypt (Arab Republic of) 9.10% 2010	1,955	344
Egypt (Arab Republic of) 11.50% 2011	5,865	1,068
Egypt (Arab Republic of) 9.10% 2012	82,870	13,995
Egypt (Arab Republic of) 8.85% 2013	59,000	9,834
Egypt (Arab Republic of) 11.625% 2014	18,535	3,362
Egypt (Arab Republic of) 9.20% 2014	8,925	1,480
		84,770

SINGAPORE DOLLARS — 0.77%
Singapore (Republic of) 3.125% 2011	$ S54,310	39,526
Singapore (Republic of) 3.75% 2016	36,750	29,044
		68,570

MALAYSIAN RINGGITS — 0.71%
Malaysian Government 3.718% 2012	MYR137,584	40,782
Malaysian Government 3.814% 2017	75,000	22,471
		63,253

NEW TURKISH LIRAS — 0.64%
Turkey (Republic of) 16.00% 2012	TRY36,298	23,384
Turkey (Republic of) 10.00% 2012[1,2]	54,909	33,859
		57,243

BRAZILIAN REAIS — 0.62%
Brazilian Treasury Bill 6.00% 2010[1,2]	BRL16,037	6,747
Brazilian Treasury Bill 6.00% 2015[1,2]	28,484	11,044
Brazil (Federal Republic of) Global 12.50% 2016	775	353
Brazilian Treasury Bill 6.00% 2017[1,2]	5,163	1,952
Brazil (Federal Republic of) 10.00% 2017[2]	67,120	24,652
Brazil (Federal Republic of) Global 12.50% 2022	13,220	5,944
Brazil (Federal Republic of) Global 10.25% 2028	11,120	4,351
		55,043

POLISH ZLOTY — 0.56%
Polish Government 5.00% 2013	PLN57,615	19,360
Polish Government 5.25% 2013	59,220	20,083
Polish Government 6.25% 2015	28,225	9,980
		49,423

CANADIAN DOLLARS — 0.23%
Canadian Government 5.50% 2010	$ C13,755	12,000
Canadian Government 5.25% 2012	6,000	5,532
Canadian Government 5.75% 2029	2,250	2,431
Manitoba Telecom Services Inc., Series 4, 5.85% 2009	1,000	821
		20,784

CZECH KORUNAS — 0.12%
Czech Republic, Series 51, 4.00% 2017	CZK200,000	10,249

URUGUAYAN PESOS — 0.05%
Uruguay (Republic of) 5.00% 2018[1,2]	UYU42,152	1,215
Uruguay (Republic of) 4.25% 2027[1,2,3]	113,396	2,518
Uruguay (Republic of) 3.70% 2037[1,2,3]	49,020	866
		4,599

NORWEGIAN KRONER — 0.05%
Norwegian Government 5.50% 2009	NKr30,000	4,333

SOUTH AFRICAN RAND — 0.04%
South Africa (Republic of), Series 197, 5.50% 2023[1]	ZAR26,408	3,647

DOMINICAN PESOS — 0.03%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2,6]	DOP122,949	1,723
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	72,130	1,011
		2,734

ARGENTINE PESOS — 0.02%
Argentina (Republic of) 5.83% 2033[1,2,3,5]	ARS6,428	585
Argentina (Republic of) GDP-Linked 2035	40,842	491
Argentina (Republic of) 0.63% 2038[1,2,3]	37,063	971
		2,047

COLOMBIAN PESOS — 0.00%
Colombia (Republic of) Global 11.75% 2010	COP753,000	347

U.S. DOLLARS — 31.46%
U.S. Treasury 3.875% 2009[1,2]	US$ 5,456	US$ 5,416
U.S. Treasury 3.875% 2010	19,500	20,657
U.S. Treasury 5.75% 2010	22,000	23,895
U.S. Treasury 4.50% 2011	25,290	27,352
U.S. Treasury 2.375% 2011[1,2]	21,360	20,850
U.S. Treasury 4.875% 2012	54,140	60,609
U.S. Treasury 3.00% 2012[1,2]	20,821	20,403
U.S. Treasury 2.00% 2013	3,765	3,863
U.S. Treasury 3.125% 2013	33,150	35,753
U.S. Treasury 3.875% 2013	6,000	6,688
U.S. Treasury 0.625% 2013[1,2]	22,292	18,220
U.S. Treasury 2.00% 2014[1,2]	15,154	14,324
U.S. Treasury 1.875% 2015[1,2]	13,923	13,097
U.S. Treasury 7.50% 2016	32,600	44,514
U.S. Treasury 8.875% 2017	12,260	18,255
U.S. Treasury 2.375% 2017[1,2]	29,210	28,875
U.S. Treasury 3.50% 2018	12,630	13,985
U.S. Treasury 3.75% 2018	9,645	10,919
U.S. Treasury 3.875% 2018	38,925	44,397
U.S. Treasury 4.00% 2018	4,380	5,059
U.S. Treasury 1.375% 2018[1,2]	10,600	9,612
U.S. Treasury 1.625% 2018[1,2]	2,512	2,447
U.S. Treasury 7.875% 2021	28,000	41,630
U.S. Treasury 8.125% 2021	7,000	10,626
U.S. Treasury 2.00% 2026[1,2]	8,940	8,258
U.S. Treasury 6.125% 2027	11,530	16,544
U.S. Treasury 5.25% 2029	19,635	26,056
Fannie Mae 6.25% 2011	2,000	2,110
Fannie Mae 5.25% 2012	62,424	64,163
Fannie Mae 5.00% 2017[3]	863	890
Fannie Mae 5.375% 2017	19,170	22,349
Fannie Mae 5.00% 2019[3]	328	339
Fannie Mae, Series 2001-4, Class GA, 10.156% 2025[3,4]	21	23
Fannie Mae 6.00% 2026[3]	1,082	1,119
Fannie Mae 6.25% 2029	2,000	2,722
Fannie Mae 5.50% 2034[3]	967	994
Fannie Mae 4.50% 2035[3]	2,213	2,247
Fannie Mae 5.50% 2035[3]	6,473	6,653
Fannie Mae 6.00% 2036[3]	3,967	4,092
Fannie Mae 6.00% 2036[3]	8,000	8,251
Fannie Mae 6.00% 2036[3]	16,163	16,671
Fannie Mae 6.50% 2036[3]	8,148	8,479
Fannie Mae 6.50% 2036[3]	6,032	6,168
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3]	1,436	1,479
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	5,840	4,981
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	4,673	4,142
Fannie Mae 5.00% 2037[3]	1,813	1,855
Fannie Mae 5.50% 2037[3]	880	904
Fannie Mae 6.50% 2037[3]	1,563	1,626
Fannie Mae 6.50% 2037[3]	3,853	4,010
Fannie Mae 6.50% 2037[3]	5,814	6,050
Fannie Mae 5.50% 2037[3]	3,964	3,972
Fannie Mae 5.50% 2037[3]	5,894	5,906
Fannie Mae 6.50% 2037[3]	2,245	2,296
Fannie Mae 4.50% 2038[3]	17,951	18,228
Fannie Mae 5.00% 2038[3]	11,046	11,298
Fannie Mae 5.00% 2038[3]	19,788	20,239
Fannie Mae 5.50% 2038[3]	13,511	13,875
Fannie Mae 5.50% 2038[3]	8,866	9,110
Fannie Mae 5.50% 2038[3]	7,248	7,447
Fannie Mae 5.50% 2038[3]	10,101	10,379
Fannie Mae 5.50% 2038[3]	11,860	12,184
Fannie Mae 5.50% 2038[3]	17,007	17,466
Fannie Mae 5.50% 2038[3]	12,939	13,288
Fannie Mae 5.50% 2038[3]	5,404	5,552
Fannie Mae 6.00% 2038[3]	17,412	17,960
Fannie Mae 6.00% 2038[3]	4,980	5,136
Fannie Mae 6.00% 2038[3]	559	576
Fannie Mae 6.00% 2038[3]	8,847	9,126
Fannie Mae 6.00% 2038[3]	8,798	9,074
Fannie Mae 6.00% 2038[3]	13,564	13,990
Fannie Mae 6.50% 2038[3]	15,106	15,719
Fannie Mae 6.50% 2038[3]	8,518	8,864
Fannie Mae 5.322% 2038[3,4]	12,289	12,537
Fannie Mae 4.539% 2038[3,4]	2,862	2,883
Fannie Mae 4.442% 2038[3,4]	7,479	7,507
Fannie Mae 6.50% 2039[3]	4,875	5,066
Fannie Mae 6.50% 2047[3]	4,559	4,644
Fannie Mae 6.50% 2047[3]	2,675	2,725
Fannie Mae 6.50% 2047[3]	1,797	1,830
Fannie Mae 7.00% 2047[3]	1,906	1,954
Fannie Mae 6.50% 2048[3]	9,660	9,841
Freddie Mac 3.125% 2010	9,790	10,029
Freddie Mac 5.875% 2011	13,335	13,950
Freddie Mac 5.75% 2016	45,785	47,433
Freddie Mac 5.00% 2018	20,365	19,887
Freddie Mac 5.50% 2023[3]	6,824	7,046
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[3]	5,882	4,924
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	6,321	5,136
Freddie Mac 5.50% 2037[3]	9,810	10,053
Freddie Mac 5.50% 2037[3]	13,158	13,483
Freddie Mac 5.50% 2037[3]	7,027	7,200
Freddie Mac 5.50% 2037[3]	7,020	7,194
Freddie Mac 6.00% 2037[3]	11,649	12,015
Freddie Mac 6.50% 2037[3]	5,364	5,581
Freddie Mac 6.50% 2037[3]	5,297	5,512
Freddie Mac 4.763% 2037[3,4]	5,271	5,325
Freddie Mac 5.724% 2037[3,4]	1,789	1,830
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	1,748	1,501
Freddie Mac 5.00% 2038[3]	4,611	4,706
Freddie Mac 5.00% 2038[3]	9,081	9,269
Freddie Mac 5.00% 2038[3]	4,590	4,685
Freddie Mac 5.00% 2038[3]	9,344	9,561
Freddie Mac 5.50% 2038[3]	20,525	21,032
Freddie Mac 5.50% 2038[3]	2,412	2,472
Freddie Mac 5.50% 2038[3]	11,073	11,347
Freddie Mac 5.50% 2038[3]	10,861	11,129
Freddie Mac 5.50% 2038[3]	15,088	15,468
Freddie Mac 5.50% 2038[3]	20,996	21,515
Freddie Mac 6.00% 2038[3]	5,109	5,269
Freddie Mac 6.00% 2038[3]	1,010	1,041
Freddie Mac 6.00% 2038[3]	9,775	10,083
Freddie Mac 6.00% 2038[3]	2,298	2,370
Freddie Mac 6.50% 2038[3]	27,333	28,443
Freddie Mac 6.50% 2038[3]	11,879	12,362
Freddie Mac 6.50% 2038[3]	12,714	13,230
Freddie Mac 4.651% 2038[3,4]	8,707	8,755
Freddie Mac 5.476% 2038[3,4]	12,520	12,735
Freddie Mac 4.966% 2038[3,4]	2,272	2,300
Freddie Mac 6.50% 2039[3]	4,875	5,068
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,032
GlaxoSmithKline Capital Inc. 5.65% 2018	23,945	25,196
Telecom Italia Capital SA 4.875% 2010	7,400	6,700
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	4,999
Telecom Italia Capital SA 4.95% 2014	9,175	6,993
Telecom Italia Capital SA 6.999% 2018	5,300	4,307
Telicom Italia Capital SA 6.00% 2034	3,325	2,300
Telecom Italia Capital SA 7.20% 2036	1,950	1,505
Telecom Italia Capital SA 7.721% 2038	6,000	4,940
Vodafone Group PLC 5.00% 2015	7,500	6,887
Vodafone Group PLC 5.625% 2017	11,850	11,183
Vodafone Group PLC 6.15% 2037	7,600	7,537
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,770
Countrywide Financial Corp., Series B, 5.80% 2012	1,420	1,385
Bank of America Corp. 5.30% 2017	10,805	10,276
Bank of America Corp. 5.65% 2018	4,220	4,253
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[6]	1,750	1,591
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	14,480	11,865
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[6]	8,000	6,897
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[6]	1,250	895
DaimlerChrysler North America Holding Corp. 7.20% 2009	653	634
DaimlerChrysler North America Holding Corp. 5.875% 2011	16,850	14,700
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,997	5,913
HBOS PLC 6.75% 2018[6]	18,575	16,375
HBOS PLC 6.00% 2033[6]	6,400	4,383
E.ON International Finance BV 5.80% 2018[6]	19,030	17,824
E.ON International Finance BV 6.65% 2038[6]	2,500	2,329
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[3]	554	432
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[3]	160	144
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034[3]	1,565	1,450
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035[3]	1,325	1,285
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[3]	1,625	1,529
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3,6]	9,497	7,241
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	2,300	1,883
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[3]	5,000	4,064
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[3]	500	412
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[3,4]	1,905	1,557
Gaz Capital SA, Series 7, 6.212% 2016	13,000	8,645
Gaz Capital SA 6.51% 2022[6]	5,310	3,173
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[6]	2,000	1,610
Gaz Capital SA 7.288% 2037[6]	8,600	5,117
Société Générale 5.75% 2016[6]	20,110	18,449
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,024
Comcast Corp. 6.30% 2017	3,000	2,925
Comcast Corp. 5.70% 2018	6,665	6,262
Comcast Corp. 6.95% 2037	5,035	5,319
Comcast Corp. 6.40% 2038	1,750	1,752
Turkey (Republic of) 6.75% 2018	3,000	2,865
Turkey (Republic of) 7.00% 2019	9,500	9,215
Turkey (Republic of) 8.00% 2034	4,200	3,927
Veolia Environnement 5.25% 2013	11,155	10,355
Veolia Environnement 6.00% 2018	5,175	4,595
AstraZeneca PLC 5.40% 2012	1,250	1,321
AstraZeneca PLC 5.90% 2017	12,500	13,307
Development Bank of Singapore Ltd. 7.875% 2010[6]	10,250	10,613
Development Bank of Singapore Ltd. 7.125% 2011[6]	3,800	3,916
Korea Development Bank 5.30% 2013	15,700	14,507
Russian Federation 7.50% 2030[3]	16,072	14,103
Singapore Telecommunications Ltd. 6.375% 2011[6]	8,540	8,979
Singapore Telecommunications Ltd. 7.375% 2031[6]	4,500	5,096
Koninklijke KPN NV 8.00% 2010	8,400	8,481
Koninklijke KPN NV 8.375% 2030	4,900	5,549
Scottish Power PLC 5.375% 2015	12,700	11,425
Scottish Power PLC 5.81% 2025	2,500	2,147
Walgreen Co. 4.875% 2013	12,625	13,015
TuranAlem Finance BV 8.00% 2014	5,470	2,270
TuranAlem Finance BV 8.50% 2015[6]	1,935	842
TuranAlem Finance BV 8.50% 2015	8,015	3,487
TuranAlem Finance BV 8.25% 2037[6]	6,775	2,947
TuranAlem Finance BV, Series 8, 8.25% 2037	7,300	3,175
Federal Home Loan Bank 5.625% 2016	11,875	12,544
JPMorgan Chase Bank NA 6.00% 2017	12,360	12,488
Enersis SA 7.375% 2014	11,935	12,456
HSBK (Europe) BV 7.75% 2013	5,075	3,629
HSBK (Europe) BV 7.25% 2017[6]	13,215	7,202
HSBK (Europe) BV 7.25% 2017	2,800	1,526
Target Corp. 6.00% 2018	7,875	7,638
Target Corp. 6.50% 2037	2,075	1,787
Target Corp. 7.00% 2038	2,600	2,417
American Tower Corp. 7.125% 2012	320	317
American Tower Corp. 7.50% 2012	475	470
American Tower Corp. 7.00% 2017[2,6]	11,400	10,944
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[3]	4,267	3,286
Wells Fargo Mortgage-backed Securities Trust, Series 2007-8, Class II-A-2, 6.00% 2037[3]	14,500	8,084
Time Warner Cable Inc. 6.75% 2018	8,750	8,439
Time Warner Cable Inc. 8.75% 2019	2,500	2,723
Kroger Co. 7.50% 2014	6,750	7,103
Kroger Co. 6.40% 2017	4,000	4,040
SBC Communications Inc. 5.625% 2016	1,500	1,509
AT&T Inc. 5.50% 2018	4,000	4,050
SBC Communications Inc. 6.45% 2034	1,275	1,339
AT&T Inc. 6.40% 2038	3,750	4,031
Kraft Foods Inc. 6.125% 2018	11,100	10,896
British American Tobacco International Finance PLC 9.50% 2018[6]	9,485	10,561
PSEG Power LLC 7.75% 2011	5,925	5,921
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,650	2,579
PSEG Power LLC 8.625% 2031	1,945	1,986
ORIX Corp. 5.48% 2011	13,770	10,358
Santander Issuances, SA Unipersonal 1.885% 2016[4,6]	2,100	1,529
Santander Issuances, SA Unipersonal 5.805% 2016[4,6]	5,400	4,861
Abbey National PLC 7.95% 2029	4,285	3,741
UniCredito Italiano SpA 6.00% 2017[6]	7,175	5,992
UniCredito Italiano SpA 5.584% 2017[4,6]	2,730	2,389
HVB Funding Trust I 8.741% 2031[6]	5,791	1,676
HVB Funding Trust III 9.00% 2031[6]	227	66
Government National Mortgage Assn. 6.00% 2038[3]	9,624	9,949
Biogen Idec Inc. 6.00% 2013	9,000	8,910
Biogen Idec Inc. 6.875% 2018	1,000	979
General Electric Co. 5.00% 2013	2,775	2,809
General Electric Co. 5.25% 2017	7,000	6,991
Verizon Communications Inc. 5.50% 2017	1,000	969
Verizon Communications Inc. 8.50% 2018[6]	5,750	6,749
Verizon Communications Inc. 8.95% 2039	1,500	1,944
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[3,4]	2,470	1,951
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.657% 2039[3,4]	3,770	2,887
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[3,4]	4,825	3,627
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[3,4]	1,655	979
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,6]	606	571
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,6]	4,725	3,373
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,3,6]	8,000	5,480
Resona Bank, Ltd. 5.85% (undated)[4,6]	16,315	9,260
State of Qatar 9.75% 2030	7,250	8,954
Royal Bank of Scotland Group PLC 4.70% 2018	290	212
Royal Bank of Scotland Group PLC 6.99% (undated)[4,6]	12,882	5,861
Royal Bank of Scotland Group PLC, Series U, 7.64% (undated)[4]	6,900	2,751
Enterprise Products Operating LP, Series B, 5.00% 2015	2,000	1,632
Enterprise Products Operating LLC 6.50% 2019	3,430	2,891
Enterprise Products Operating LP 8.375% 2066[4]	1,210	666
Enterprise Products Operating LP 7.034% 2068[4]	6,535	3,075
Time Warner Inc. 5.875% 2016	3,100	2,783
AOL Time Warner Inc. 7.625% 2031	2,240	2,207
Time Warner Inc. 6.50% 2036	3,490	3,174
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[3]	17,215	8,118
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011[3]	3,885	3,602
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012[3]	4,000	3,676
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014[3]	1,250	827
Nielsen Finance LLC, Term Loan B, 4.388% 2013[3,4,7]	419	285
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	6,925	5,575
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	5,330	1,959
Standard Chartered Bank 6.40% 2017[6]	4,600	3,832
Standard Chartered Bank 8.00% 2031[6]	4,500	3,903
National Grid PLC 6.30% 2016	8,825	7,701
TransCanada PipeLines Ltd. 6.50% 2018	5,000	4,914
TransCanada PipeLines Ltd. 6.35% 2067[4]	5,880	2,632
France Télécom 7.75% 2011[4]	730	769
France Télécom 8.50% 2031[4]	5,225	6,578
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[3]	4,911	4,825
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.988% 2042[3,4]	3,000	2,498
Colombia (Republic of) Global 7.375% 2017	2,430	2,539
Colombia (Republic of) Global 11.75% 2020	2,570	3,457
Colombia (Republic of) Global 10.375% 2033	484	607
Colombia (Republic of) Global 7.375% 2037	715	704
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 5.368% 2014[3,4,7]	1,039	723
Texas Competitive Electric Holdings Co. LLC 10.50% 2015[6]	3,480	2,488
Texas Competitive Electric Holdings Co. LLC, Series B, 10.50% 2015[6]	3,780	2,703
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[5,6]	2,750	1,389
Vale Overseas Ltd. 6.875% 2036	8,000	7,282
Edison Mission Energy 7.50% 2013	1,325	1,219
Edison Mission Energy 7.75% 2016	150	134
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,767	2,643
Edison Mission Energy 7.20% 2019	3,175	2,619
Edison Mission Energy 7.625% 2027	650	507
Intergen Power 9.00% 2017[6]	8,525	7,033
Tenet Healthcare Corp. 6.375% 2011	845	657
Tenet Healthcare Corp. 7.375% 2013	960	689
Tenet Healthcare Corp. 9.875% 2014	5,825	4,718
Tenet Healthcare Corp. 9.25% 2015	1,055	855
Indonesia (Republic of) 6.625% 2037[6]	4,000	2,940
Indonesia (Republic of) 7.75% 2038[6]	4,750	3,966
Jackson National Life Global 5.375% 2013[6]	7,615	6,888
Union Pacific Corp. 5.70% 2018	3,200	3,086
Union Pacific Corp. 6.15% 2037	3,990	3,710
United Mexican States Government Global 6.375% 2013	151	159
United Mexican States Government Global 6.05% 2040	6,770	6,601
Citigroup Inc. 6.125% 2017	2,693	2,726
Citigroup Capital XXI 8.30% 2077[4]	5,150	3,981
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[6]	360	292
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	700	488
Westfield Group 5.70% 2016[6]	2,385	1,595
Westfield Group 7.125% 2018[6]	6,000	4,263
AXA SA 8.60% 2030	9,750	6,396
Bausch & Lomb Inc. 9.875% 2015[6]	8,250	6,229
MetLife Capital Trust IV 7.875% 2067[4,6]	3,000	1,886
MetLife Capital Trust X 9.25% 2068[4,6]	6,100	4,263
Constellation Brands, Inc. 8.375% 2014	1,000	955
Constellation Brands, Inc. 7.25% 2017	5,410	5,139
Hospitality Properties Trust 6.85% 2012	600	389
Hospitality Properties Trust 6.75% 2013	690	427
Hospitality Properties Trust 5.125% 2015	1,450	733
Hospitality Properties Trust 5.625% 2017	1,390	642
Hospitality Properties Trust 6.70% 2018	8,295	3,863
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,320	6,034
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,6]	5,600	4,600
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3,6]	1,150	633
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3,6]	1,330	695
ArcelorMittal 5.375% 2013	2,000	1,510
ArcelorMittal 6.125% 2018	6,425	4,407
Williams Companies, Inc. 5.883% 2010[4,6]	225	199
Williams Companies, Inc. 7.875% 2021	4,865	3,728
Transcontinental Gas Pipe Line Corp. 7.25% 2026	575	526
Williams Companies, Inc. 8.75% 2032	1,620	1,209
Charles Schwab Corp., Series A, 6.375% 2017	2,775	2,572
Schwab Capital Trust I 7.50% 2037[4]	5,960	2,986
CVS Corp. 7.77% 2012[3,6]	697	707
CVS Corp. 5.789% 2026[2,3,6]	1,012	593
CVS Corp. 6.036% 2028[2,3,6]	954	536
CVS Caremark Corp. 6.943% 2030[3,6]	5,740	3,617
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[3,4,6]	5,672	5,168
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2,3]	5,338	5,079
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019[3]	4,663	4,228
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3]	743	678
Simon Property Group, LP 6.35% 2012	1,300	1,013
Simon Property Group, LP 5.25% 2016	1,740	1,113
Simon Property Group, LP 5.875% 2017	1,850	1,237
Simon Property Group, LP 6.125% 2018	2,260	1,530
Dollar General Corp. 10.625% 2015	1,250	1,200
Dollar General Corp. 11.875% 2017[4,5]	4,250	3,655
Nextel Communications, Inc., Series E, 6.875% 2013	7,100	3,019
Nextel Communications, Inc., Series F, 5.95% 2014	4,345	1,827
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[3]	459	453
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[3]	3,417	3,124
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[3,4]	1,580	1,245
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.892% 2036[3,4]	4,394	2,223
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.923% 2036[3,4]	3,076	1,549
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.884% 2037[3,4]	1,846	949
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	1,550	721
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[6]	1,425	1,176
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	1,990	1,264
Charter Communications Operating, LLC, Term Loan B, 5.47% 2014[3,4,7]	891	660
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[6]	475	382
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	2,775	499
Deutsche Telekom International Finance BV 5.875% 2013	4,730	4,683
Chase Issuance Trust, Series 2007-A9, Class A, 1.225% 2014[3,4]	5,700	4,668
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[6]	6,300	4,653
Thomson Reuters Corp. 5.95% 2013	1,750	1,631
Thomson Reuters Corp. 6.50% 2018	3,245	2,956
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.106% 2036[3,4]	7,324	3,511
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[3,4]	1,257	733
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[3]	520	382
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.821% 2037[2,3,4]	7,280	3,058
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.93% 2047[3,4]	1,678	800
Corporación Andina de Fomento 5.75% 2017	5,025	4,215
Centennial Communications Corp. 9.633% 2013[4]	710	692
Centennial Communications Corp. 10.00% 2013	2,250	2,340
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	840	853
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	250	255
Safeway Inc. 6.25% 2014	2,625	2,642
Safeway Inc. 6.35% 2017	1,500	1,485
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,062
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	1,750	2,052
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,000	4,109
Burlington Northern Santa Fe Corp. 6.15% 2037	4,040	3,733
BNSF Funding Trust I 6.613% 2055[4]	335	211
Northern Rock PLC 5.60% (undated)[4,6]	3,635	1,399
Northern Rock PLC 6.594% (undated)[4,6]	6,480	2,495
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018[3]	3,011	2,740
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.563% 2035[3,4]	1,290	727
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.911% 2036[3,4]	858	414
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	1,270	1,016
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	410	328
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	577	449
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,653	2,069
Norfolk Southern Corp. 7.05% 2037	3,640	3,818
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 1.595% 2013[3,4]	5,500	3,811
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012[3]	4,034	3,809
Banco Mercantil del Norte, SA 6.135% 2016[4,6]	1,500	968
Banco Mercantil del Norte, SA 6.862% 2021[4,6]	4,600	2,783
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3,6]	5,115	3,745
Abbott Laboratories 5.875% 2016	3,435	3,726
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3]	2,535	2,529
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[3]	477	338
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.236% 2036[3,4]	543	260
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[3]	1,086	565
Gabonese Republic 8.20% 2017[6]	5,500	3,685
C10 Capital (SPV) Ltd. 6.722% (undated)[4,6]	7,075	3,373
C8 Capital (SPV) Ltd. 6.64% (undated)[4,6]	600	305
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019[3]	3,936	3,582
CSX Corp. 7.45% 2038	3,740	3,567
SLM Corp., Series A, 5.40% 2011	1,250	946
SLM Corp., Series A, 5.45% 2011	2,000	1,580
SLM Corp., Series A, 5.00% 2015	1,500	953
ACE INA Holdings Inc. 5.875% 2014	1,510	1,407
ACE INA Holdings Inc. 5.80% 2018	2,200	1,983
US Investigations Services, Inc. 10.50% 2015[6]	1,900	1,396
US Investigations Services, Inc., Term Loan B, 4.275% 2015[3,4,7]	1,732	1,260
US Investigations Services, Inc. 11.75% 2016[6]	1,035	657
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,022
PNC Funding Corp., Series II, 6.113% (undated)[4,6]	3,100	1,281
ARAMARK Corp., Term Loan B, 3.334% 2014[3,4,7]	54	45
ARAMARK Corp., Letter of Credit, 4.494% 2014[3,4,7]	3	3
ARAMARK Corp. 8.50% 2015	2,300	2,093
ARAMARK Corp. 6.693% 2015[4]	1,500	1,140
Stater Bros. Holdings Inc. 8.125% 2012	1,460	1,329
Stater Bros. Holdings Inc. 7.75% 2015	2,300	1,943
Schering-Plough Corp. 6.00% 2017	3,275	3,247
Sunoco, Inc. 5.75% 2017	3,900	3,246
Mohegan Tribal Gaming Authority 6.375% 2009	970	917
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	2,295
Boyd Gaming Corp. 7.75% 2012	620	561
Boyd Gaming Corp. 6.75% 2014	3,025	1,921
Boyd Gaming Corp. 7.125% 2016	1,175	699
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.724% 2049[3,4]	4,000	3,149
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	3,000	3,126
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,6]	3,965	3,033
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	107	82
Tesco PLC 5.50% 2017[6]	3,350	3,111
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.243% 2013[3,4]	2,100	1,772
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015[3]	1,500	1,320
First Data Corp., Term Loan B2, 3.211% 2014[3,4,7]	4,768	3,085
Toys “R” Us, Inc. 7.625% 2011	6,115	3,027
CoBank ACB 2.596% 2022[4,6]	4,275	3,014
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[3]	3,129	2,842
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.461% 2027[3,4,6]	77	77
Freescale Semiconductor, Inc., Term Loan B, 3.931% 2013[3,4,7]	542	323
Freescale Semiconductor, Inc. 9.875% 2014[4,5]	6,475	1,522
Freescale Semiconductor, Inc. 10.125% 2016	2,550	1,058
Seneca Gaming Corp. 7.25% 2012	1,300	1,053
Seneca Gaming Corp., Series B, 7.25% 2012	2,250	1,823
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[3]	5,253	2,836
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,325	1,128
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,075	1,704
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037[3]	3,130	2,799
Chubb Corp. 5.75% 2018	2,130	2,049
Chubb Corp. 6.375% 2067[4]	1,160	720
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033[3]	1,783	1,784
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]	1,100	949
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[3]	2,890	2,709
NTL Cable PLC 8.75% 2014	3,550	2,680
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	2,630
Michaels Stores, Inc., Term Loan B, 2.75% 2013[3,4,7]	246	134
Michaels Stores, Inc. 10.00% 2014	5,425	2,496
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[2,3,4]	4,826	2,624
Developers Diversified Realty Corp. 5.25% 2011	2,500	1,321
Developers Diversified Realty Corp. 5.375% 2012	2,450	1,028
Developers Diversified Realty Corp. 5.50% 2015	630	265
CanWest Media Inc., Series B, 8.00% 2012	4,981	2,217
CanWest MediaWorks Inc. 9.25% 2015[6]	1,000	385
Univision Communications, Inc., Second Lien Term Loan B, 2.961% 2009[3,4,7]	495	349
Univision Communications Inc. 7.85% 2011	2,180	1,155
Univision Communications, Inc., First Lien Term Loan B, 2.711% 2014[3,4,7]	780	327
Univision Communications Inc. 9.75% 2015[5,6]	5,850	761
British Telecommunications PLC 5.95% 2018	2,965	2,584
Argentina (Republic of) 1.564% 2012[2,3,4]	7,775	2,048
Argentina (Republic of) GDP-Linked 2035	21,000	536
Macy’s Retail Holdings, Inc. 7.875% 2015	865	624
Federated Retail Holdings, Inc. 5.90% 2016	3,050	1,854
Federated Retail Holdings, Inc. 6.375% 2037	90	51
Nalco Co. 7.75% 2011	1,475	1,423
Nalco Co. 8.875% 2013	875	744
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	475	344
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,000	2,505
NRG Energy, Inc. 7.25% 2014	2,665	2,498
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[3]	4,250	2,471
Liberty Mutual Group Inc. 6.50% 2035[6]	535	307
Liberty Mutual Group Inc. 7.50% 2036[6]	1,815	1,107
Liberty Mutual Group Inc., Series A, 7.80% 2087[6]	2,275	1,022
Ceridian Corp. 11.25% 2015[6]	4,550	2,429
Hanesbrands Inc., Series B, 5.698% 2014[4]	3,405	2,418
Delhaize Group 6.50% 2017	1,500	1,364
Delhaize America, Inc. 9.00% 2031	1,000	1,014
TL Acquisitions, Inc., Term Loan B, 2.96% 2014[3,4,7]	1,308	860
Thomson Learning 10.50% 2015[6]	2,575	1,069
Thomson Learning 0%/13.25% 2015[6,8]	1,295	382
Koninklijke Philips Electronics NV 5.75% 2018	2,500	2,307
American Express Co. 8.15% 2038	2,000	2,300
Ford Motor Credit Co. 7.375% 2009	325	285
Ford Motor Credit Co. 9.75% 2010[4]	1,050	840
Ford Motor Credit Co. 7.375% 2011	1,100	837
Ford Motor Credit Co. 7.569% 2012[4]	475	309
Stora Enso Oyj 7.25% 2036[6]	4,295	2,268
HealthSouth Corp. 10.75% 2016	2,400	2,214
Cablevision Systems Corp., Series B, 8.00% 2012	2,470	2,211
Quebecor Media Inc. 7.75% 2016	2,250	1,530
Quebecor Media Inc. 7.75% 2016	1,000	680
PETRONAS Capital Ltd. 7.00% 2012[6]	2,050	2,176
LUKOIL International Finance BV 6.356% 2017	3,300	2,030
LUKOIL International Finance BV 6.656% 2022[6]	200	117
Orascom Telecom 7.875% 2014[6]	3,980	2,129
Wells Fargo & Co. 5.625% 2017	2,000	2,090
NXP BV and NXP Funding LLC 7.875% 2014	3,325	1,313
NXP BV and NXP Funding LLC 9.50% 2015	3,970	764
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,061
HSBC Holdings PLC 6.50% 2037	2,020	2,058
Petroplus Finance Ltd. 6.75% 2014[6]	1,425	912
Petroplus Finance Ltd. 7.00% 2017[6]	1,850	1,138
Hughes Communications, Inc. 9.50% 2014	2,500	2,044
MGM MIRAGE 6.00% 2009	350	336
Mandalay Resort Group 6.375% 2011	275	194
MGM MIRAGE 6.75% 2013	915	618
MGM MIRAGE 5.875% 2014	1,250	806
MGM MIRAGE 6.625% 2015	100	62
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[3,4]	2,575	2,011
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	19,565	1,957
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[4,9]	13,750	1
HCA Inc., Term Loan B, 3.709% 2013[3,4,7]	1,542	1,217
HCA Inc. 10.375% 2016[5]	925	724
Marks and Spencer Group PLC 6.25% 2017[6]	2,500	1,929
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[3]	2,225	1,919
AMC Entertainment Inc. 8.00% 2014	525	326
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	1,583
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	2,205	1,907
Cott Beverages Inc. 8.00% 2011	3,075	1,891
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.339% 2037[3,4]	3,284	1,882
New York Life Global Funding 4.65% 2013[6]	1,940	1,876
DynCorp International and DIV Capital Corp. 9.50% 2013[6]	890	784
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	1,245	1,085
AES Corp. 7.75% 2015	2,200	1,859
Allison Transmission Holdings, Inc. 11.25% 2015[4,5,6]	1,050	420
Allison Transmission Holdings, Inc. 11.00% 2015[6]	2,875	1,423
Allied Waste North America, Inc., Series B, 5.75% 2011	650	610
Allied Waste North America, Inc., Series B, 7.375% 2014	1,280	1,211
ProLogis 6.625% 2018	3,790	1,815
Navios Maritime Holdings Inc. 9.50% 2014	3,200	1,799
Hewlett-Packard Co. 5.50% 2018	1,750	1,769
Chohung Bank 4.50% 2014[4,6]	2,000	1,729
Lincoln National Corp. 7.00% 2066[4]	4,110	1,728
Banque Centrale de Tunisie 7.375% 2012	1,750	1,724
Ashtead Group PLC 8.625% 2015[6]	1,915	1,015
Ashtead Capital, Inc. 9.00% 2016[6]	1,250	650
Lafarge 6.50% 2016	2,450	1,655
ISA Capital do Brasil SA 8.80% 2017[6]	1,850	1,633
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[3,4]	3,772	1,627
CNA Financial Corp. 6.50% 2016	2,270	1,610
J.C. Penney Co., Inc. 8.00% 2010	1,655	1,607
Cricket Communications, Inc. 9.375% 2014	1,775	1,606
AES Panamá, SA 6.35% 2016[6]	2,000	1,606
Sealy Mattress Co. 8.25% 2014	2,680	1,595
Alabama Power Co., Series 2008-B, 5.80% 2013	1,500	1,563
Windstream Corp. 8.125% 2013	1,400	1,295
Windstream Corp. 8.625% 2016	300	267
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3,6]	1,500	1,560
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,375	1,312
Sierra Pacific Resources 8.625% 2014	250	227
Southern Natural Gas Co. 5.90% 2017[6]	1,900	1,515
Pinnacle Entertainment, Inc. 7.50% 2015	2,575	1,506
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[3]	2,217	1,491
TransDigm Inc. 7.75% 2014	1,800	1,485
ALLTEL Corp., Term Loan B2, 4.371% 2015[3,4,7]	399	394
ALLTEL Corp., Term Loan B3, 3.939% 2015[3,4,7]	1,047	1,039
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 2037[3,4]	3,104	1,424
ERP Operating LP 5.25% 2014	1,000	669
ERP Operating LP 6.584% 2015	1,085	726
Albertson’s, Inc. 8.00% 2031	2,300	1,392
Sanmina-SCI Corp. 6.75% 2013	2,150	935
Sanmina-SCI Corp. 8.125% 2016	1,150	454
Duane Reade Inc. 6.496% 2010[4]	1,250	919
Duane Reade Inc. 9.75% 2011	855	457
JBS SA 10.50% 2016	1,945	1,371
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.781% 2035[3,4]	2,322	1,356
International Paper Co. 7.95% 2018	1,700	1,346
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3,6]	1,895	1,345
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,310
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,895	1,308
SunGard Data Systems Inc. 9.125% 2013	1,500	1,305
VWR Funding, Inc. 10.25% 2015[4,5]	2,025	1,286
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[3,4]	2,050	1,284
CIT Group Inc. 7.625% 2012	1,500	1,267
PTS Acquisition Corp. 9.50% 2015[5]	3,290	1,267
Gulfstream Natural Gas 6.19% 2025[6]	1,670	1,248
TEPPCO Partners LP 7.00% 2067[4]	2,270	1,218
Northwest Airlines, Inc., Term Loan B, 4.96% 2013[2,3,4,7]	435	350
Northwest Airlines, Inc., Term Loan A, 3.21% 2018[3,4,7]	1,133	839
Rouse Co. 6.75% 2013[6]	1,875	684
Rouse Co. 5.375% 2013	1,500	480
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,000	815
K. Hovnanian Enterprises, Inc. 8.875% 2012	910	268
K. Hovnanian Enterprises, Inc. 6.50% 2014	200	55
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	1,250	1,136
E*TRADE Financial Corp. 8.00% 2011	1,925	886
E*TRADE Financial Corp. 7.875% 2015	680	248
Drummond Co., Inc. 7.375% 2016[6]	2,275	1,115
Allstate Corp., Series B, 6.125% 2067[4]	1,830	1,064
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,615	1,060
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[3,4]	1,102	1,059
Tenneco Automotive Inc. 8.625% 2014	2,740	1,055
ZFS Finance (USA) Trust V 6.50% 2067[4,6]	2,550	1,047
Mylan Inc., Term Loan B, 4.75% 2014[3,4,7]	1,225	1,045
Capmark Financial Group Inc. 5.875% 2012	2,500	853
Capmark Financial Group Inc. 6.30% 2017	690	190
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[3]	103	102
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[3]	1,000	937
Fifth Third Capital Trust IV 6.50% 2067[4]	2,055	1,028
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[3,4]	1,250	1,026
Iron Mountain Inc. 6.625% 2016	1,250	1,022
Serena Software, Inc. 10.375% 2016	1,936	992
Coventry Health Care, Inc. 6.30% 2014	1,600	980
Goldman Sachs Group, Inc. 6.15% 2018	1,000	963
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011[3]	1,011	962
iStar Financial, Inc. 6.00% 2010	745	313
iStar Financial, Inc., Series B, 5.125% 2011	355	124
iStar Financial, Inc. 6.50% 2013	350	105
iStar Financial, Inc., Series B, 5.70% 2014	50	16
iStar Financial, Inc. 6.05% 2015	1,350	399
Education Management LLC and Education Management Finance Corp. 8.75% 2014	900	689
Education Management LLC and Education Management Finance Corp. 10.25% 2016	345	252
MetroPCS Wireless, Inc. 9.25% 2014	1,000	900
Nationwide Financial Services, Inc. 6.75% 2067[4]	1,970	885
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 0.531% 2037[3,4]	1,229	878
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3,6]	1,007	877
Symbion Inc. 11.75% 2015[5]	1,637	867
American General Finance Corp., Series J, 6.90% 2017	1,990	862
AEP Industries Inc. 7.875% 2013	1,510	861
Surgical Care Affiliates, Inc. 8.875% 2015[5,6]	800	492
Surgical Care Affiliates, Inc. 10.00% 2017[6]	700	368
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,3,6]	1,000	856
DAE Aviation Holdings, Inc. 11.25% 2015[6]	1,990	826
Warner Music Group 7.375% 2014	1,390	820
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	76	70
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	73	66
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	1,151	681
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 0.631% 2036[3,4]	1,625	815
TNK-BP Finance SA 7.50% 2016[6]	1,500	788
American Media Operations, Inc., Series B, 10.25% 2009[6,9]	103	21
American Media Operations, Inc., Series B, 10.25% 2009[9]	3,330	679
American Media Operations, Inc. 8.875% 2011[6]	14	3
American Media Operations, Inc. 8.875% 2011	380	78
Building Materials Corp. of America 7.75% 2014	1,205	765
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[3]	1,000	762
Standard Pacific Corp. 5.125% 2009	775	744
Standard Pacific Corp. 6.25% 2014	25	14
Goodyear Tire & Rubber Co. 8.625% 2011	906	757
Canadian National Railway Co. 5.55% 2018	750	750
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[3,4]	1,000	747
Alion Science and Technology Corp. 10.25% 2015	1,630	744
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	1,730	597
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	225	93
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	150	41
Catlin Insurance Ltd. 7.249% (undated)[4,6]	1,835	731
Kohl’s Corp. 7.25% 2029	545	409
Kohl’s Corp. 6.00% 2033	45	29
Kohl’s Corp. 6.875% 2037	410	292
Gaylord Entertainment Co. 8.00% 2013	1,025	712
Barclays Bank PLC 6.05% 2017[6]	800	707
Radio One, Inc. 6.375% 2013	2,060	706
Georgia Gulf Corp. 9.50% 2014	2,215	676
Realogy Corp., Term Loan B, 5.706% 2013[3,4,7]	213	135
Realogy Corp., Letter of Credit, 5.05% 2013[3,4,7]	57	36
Realogy Corp. 10.50% 2014	2,275	404
Realogy Corp. 11.75% 2014[5]	821	98
LBI Media, Inc. 8.50% 2017[2,6]	1,855	649
El Salvador (Republic of) 7.65% 2035[6]	1,000	640
THL Buildco, Inc. 8.50% 2014	2,090	491
NTK Holdings Inc. 0%/10.75% 2014[3,8]	650	143
Nationwide Mutual Insurance Co. 8.25% 2031[6]	1,000	633
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3,6]	750	631
Sensata Technologies BV 8.00% 2014[4]	1,370	623
Tyson Foods, Inc. 7.85% 2016[4]	835	622
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3,6]	475	342
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3,6]	105	71
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3,6]	105	70
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3,6]	105	69
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3,6]	105	68
Smithfield Foods, Inc. 7.75% 2017	1,075	618
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[3,4]	1,366	617
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.641% 2037[3,4]	1,500	616
Metals USA Holdings Corp. 10.883% 2012[4,5]	1,100	314
Metals USA, Inc. 11.125% 2015	500	298
Kimco Realty Corp., Series C, 5.783% 2016	550	349
Kimco Realty Corp. 5.70% 2017	415	261
Cinemark, Inc. 0%/9.75% 2014[8]	750	610
Cox Communications, Inc. 4.625% 2010	625	605
Marriott International, Inc., Series J, 5.625% 2013	785	597
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3,6]	850	486
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3,6]	200	109
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	780	593
Neiman Marcus Group, Inc. 9.00% 2015[5]	1,275	567
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,200	566
TRW Automotive Inc. 7.00% 2014[6]	1,000	535
Vitamin Shoppe Industries Inc. 9.649% 2012[4]	750	533
Enbridge Inc. 5.60% 2017	625	531
Fox Acquisition LLC 13.375% 2016[6]	1,225	527
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	929	525
Team Finance LLC and Health Finance Corp. 11.25% 2013	655	517
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	550	443
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	178	73
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.621% 2036[2,3,4]	1,750	516
Plastipak Holdings, Inc. 8.50% 2015[6]	750	506
Skandinaviska Enskilda Banken AB 6.875% 2009	500	499
Dole Food Co., Inc. 7.25% 2010	250	176
Dole Food Co., Inc. 8.875% 2011	505	318
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	484
Atlas Copco AB 5.60% 2017[6]	500	470
Lazard Group LLC 7.125% 2015	700	445
Qwest Capital Funding, Inc. 7.25% 2011	130	110
Qwest Communications International Inc., Series B, 7.50% 2014	250	180
U S WEST Communications, Inc. 6.875% 2033	250	150
Local T.V. Finance LLC 9.25% 2015[5,6]	1,895	426
Agile Property Holdings Ltd. 9.00% 2013	705	389
Liberty Media Corp. 8.25% 2030	650	376
Regal Cinemas Corp., Series B, 9.375% 2012[2]	400	371
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[2,3,4,6]	1,000	371
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3,4]	625	363
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.938% 2035[3,4]	708	344
Esterline Technologies Corp. 6.625% 2017	400	342
Universal Hospital Services, Inc. 5.943% 2015[4]	540	332
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3,6]	460	304
Cooper-Standard Automotive Inc. 7.00% 2012	250	76
Cooper-Standard Automotive Inc. 8.375% 2014	1,225	221
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	375	297
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	1,265	221
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	400	72
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[3]	290	286
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[3]	343	282
Meritage Homes Corp. 6.25% 2015	525	281
Hawaiian Telcom Communications, Inc. 9.75% 2013[9]	1,060	85
Hawaiian Telcom Communications, Inc. 8.765% 2013[4,9]	90	5
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[3,4,7]	423	165
Rockwood Specialties Group, Inc. 7.50% 2014	325	252
General Motors Acceptance Corp. 7.50% 2013[2,6]	167	114
General Motors Acceptance Corp. 8.00% 2018[2,6]	250	121
Viant Holdings Inc. 10.125% 2017[6]	693	232
WDAC Intermediate Corp. 8.375% 2014[6]	775	225
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[3,4]	341	113
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[3,4]	433	102
RSC Holdings III, LLC, Second Lien Term Loan B, 7.71% 2013[3,4,7]	279	150
Dex Media, Inc., Series B, 8.00% 2013	750	143
Pemex Project Funding Master Trust 9.125% 2010	110	116
Iraq (Republic of) 5.80% 2028[3,6]	250	110
Atrium Companies, Inc. 15.00% 2012[5,6]	714	96
Host Marriott, LP, Series K, 7.125% 2013	100	81
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.33% 2012[3,4,7]	108	77
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,6]	57	57
Young Broadcasting Inc. 10.00% 2011	2,695	40
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	30	28
Delphi Corp. 6.50% 2013[9]	240	4
		2,796,833

Total bonds & notes (cost: $8,452,656,000)		8,254,450

		Value
Preferred securities — 1.24%	Shares	(000)

U.S. DOLLARS — 0.71%
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,6]	2,030,000	US$ 1,380
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,6]	16,320,000	15,034
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,6]	8,800,000	8,786
Société Générale 5.922%[4,6]	9,635,000	4,510
Bank of America Corp., Series M, 8.125% noncumulative[4]	5,850,000	4,383
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,6]	9,155,000	4,363
BNP Paribas 7.195%[4,6]	6,600,000	4,205
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[4]	10,100,000	4,025
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[4,6]	5,928,000	3,950
JPMorgan Chase & Co., Series I, 7.90%[4]	4,600,000	3,836
Standard Chartered PLC 6.409%[4,6]	7,500,000	2,766
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,6]	2,000,000	1,378
AXA SA, Series B, 6.379%[4,6]	2,725,000	1,221
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,6	1,300,000	1,061
PNC Preferred Funding Trust I 6.517%[4,6]	1,600,000	693
Barclays Bank PLC 7.434%[4,6]	1,050,000	532
QBE Capital Funding II LP 6.797%[4,6]	750,000	424
XL Capital Ltd., Series E, 6.50%[4]	1,665,000	383
Fannie Mae, Series O, 7.00%[4,6]	18,995	20
Fannie Mae, Series S, 8.25% noncumulative	83,180	72
Freddie Mac, Series Z, 8.375%	91,700	41
		63,063

EUROS — 0.50%
HVB Funding Trust VIII 7.055%[4]	16,250,000	8,944
UniCredito Italiano Capital Trust III 4.028%[4]	1,000,000	738
UniCredito Italiano Capital Trust I, Class B, 8.048%[4]	8,000,000	8,027
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[4]	21,100,000	9,850
Standard Chartered Capital Trust I 8.16%[4]	6,500,000	7,252
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[4]	3,750,000	3,125
Allied Irish Banks, PLC 4.781%[4]	3,000,000	1,087
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments[4]	2,500,000	1,637
Barclays Bank PLC 4.75%[4]	3,500,000	1,634
Bank of Ireland UK Holdings PLC 7.40%[4]	2,000,000	1,073
SG Capital Trust I 7.875% noncumulative trust[4]	1,000,000	1,017
BNP Paribas Capital Trust IV 6.342%[4]	500,000	555
		44,939

BRITISH POUNDS — 0.03%
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[4]	2,000,000	1,367
SMFG Preferred Capital GBP 1 Ltd. 6.164%[4]	990,000	908
BOI Capital Funding (No. 4) LP 6.43%[4]	381,000	222
		2,497

Total preferred securities (cost: $191,624,000)		110,499

Warrants — 0.00%

U.S. DOLLARS — 0.00%
GT Group Telecom Inc., warrants, expire 2010[2,6,10]	1,000	—	*
Atrium Corp., warrants, expire 2018[2,6,10]	367	—	*

Total warrants (cost: $52,000)		—	*

	Principal amount	Value
Short-term securities — 4.13%	(000)	(000)

KfW 0.64%–0.89% due 1/13–1/15/2009[6]	US$46,284	US$ 46,270
Denmark (Kingdom of) 0.40% due 2/10/2009	41,000	40,981
Ranger Funding Co. LLC 0.50% due 1/23/2009[6]	38,000	37,988
Total Capital Canada Ltd. 1.25% due 1/5/2009[6]	29,000	28,995
Park Avenue Receivables Co., LLC 0.45% due 1/14/2009[6]	25,000	24,996
Jupiter Securitization Co., LLC 0.90% due 1/7/2009[6]	4,000	3,999
Nokia Corp. 0.50% due 1/13/2009[6]	25,000	24,995
Thunder Bay Funding, LLC 0.60% due 1/20/2009[6]	25,000	24,992
Hewlett-Packard Co. 0.90% due 1/5/2009[6]	22,500	22,497
Rabobank USA Financial Corp. 0.85% due 1/9/2009	20,900	20,896
HSBC Finance Corp. 0.05% due 1/2/2009	20,000	20,000
Siemens Capital Co. LLC 0.30% due 1/15/2009[6]	19,800	19,797
Société Générale North America, Inc. 0.11% due 1/2/2009	17,000	17,000
Calyon North America Inc. 0.93% due 2/27/2009	13,000	12,981
Alcon Capital Corp. 0.25% due 2/2/2009[6]	12,100	12,097
United Parcel Service Inc. 0.50% due 2/20/2009[6]	4,800	4,799
International Bank for Reconstruction and Development 1.05% due 2/19/2009	3,600	3,599

Total short-term securities (cost: $366,875,000)		366,882

Total investment securities (cost: $9,011,207,000)		8,731,831
Other assets less liabilities		159,101

Net assets		US$8,890,932

*Amount less than one thousand.

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $731,638,000, which represented 8.23% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $673,267,000, which represented 7.57% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $13,501,000, which represented .15% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Security did not produce income during the last 12 months.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 – Quoted prices	$—
Level 2 – Other significant observable inputs	8,711,476	$5,551	*
Level 3 – Significant unobservable inputs	20,355
Total	$8,731,831

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended December 31, 2008 (dollars in thousands):

Level 3 investment securities

Beginning value at 10/1/2008	$—
Net transfers into Level 3	20,355
Ending value at 12/31/2008	$20,355

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$440,724
Gross unrealized depreciation on investment securities	(735,456)
Net unrealized depreciation on investment securities	(294,732)
Cost of investment securities for federal income tax purposes	9,026,563

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-931-0209O-S15810

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 27, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: February 27, 2009